Stock-based Compensation 2011 Equity Plan (Details) - USD ($) $ / shares in Units, $ in Millions	10 Months Ended	12 Months Ended
	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						3,818,182
Current Fiscal Year End Date		--12-31
Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1
Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 1
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 0
Maximum [Member]
Stock-based compensation expense, employees	$ 1			$ 1
2013 Grant [Member] | Tranche B Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche A Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche A Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			515,712
2013 Grant [Member] | Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0